LEASES (Schedule of Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease expenses	$ 2,080	$ 2,158